Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2023
Disclosure Of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
4.
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
a.
Statement of compliance

The condensed consolidated financial statements have been prepared in accordance with IAS 34 “Interim Financial Reporting”.

b.
Basis of preparation

The condensed consolidated financial statements have been prepared on the historical cost basis except for financial instruments and long-term incentive plan payables arising from cash-settled share-based payment arrangements which are measured at fair value.

c.
Basis of consolidation

The condensed consolidated financial statements include the financial statements of ASLAN Cayman and entities controlled by ASLAN Cayman (its subsidiaries). When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with those used by the Company.

All intragroup assets and liabilities, equity, income, expenses and cash flows relating to transactions between the members of the Company are eliminated on consolidation.

d.
Revenue recognition

Revenue comprises the fair value of the consideration received or receivable for the out-licensing of experimental drugs that have reached ‘proof of concept’ to business partners for ongoing global development and launch, in the ordinary course of the Company’s activities. Revenue is presented, net of goods and services tax, rebates and discounts. See Note 22 for details of the Company’s licensing agreements.

The Company recognizes revenue when it has completed the out-licensing of the experimental drug to business partners, and such partners have accepted the products. Thus, the collectability of the related receivables is reasonably assured.

Typically the consideration received from out-licensing may take the form of upfront payments, option payments, milestone payments, and royalty payments on licensed products. To determine revenue recognition for contracts with customers, the Company performs the following five steps:

1)
Identify the contract with a customer;
2)
Identify the performance obligations in the contract;
3)
Determine the transaction price;
4)
Allocate the transaction price to the performance obligations in the contract; and
5)
Recognize revenue when (or as) the Company satisfies the performance obligations.

At the inception of a contract, the Company assesses the goods or services promised within each contract to determine whether each promised good or service is distinct and identify those that are performance obligations. The Company recognises as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.

Upfront License Fees

If a license to the Company’s intellectual property is determined to be distinct from the other performance obligations identified in the arrangement, the Company will recognize revenues from non-refundable, upfront fees allocated to the license when the license is transferred to the licensee and the licensee is able to use and benefit from the license. For licenses that are bundled with other performance obligations, the Company uses judgment to assess the nature of the combined performance obligation to determine whether it is satisfied over time or at a point in time and, if over time, the appropriate method of measuring progress for purposes of recognizing revenue. The Company evaluates the measure of progress at the end of each reporting period and, if necessary, adjusts the measure of performance and related revenue recognition.

Milestone Payments

At the inception of each contract with customers that includes development or regulatory milestone payments (i.e., the variable consideration), the Company includes some or all amount of variable consideration in the transaction price estimated only to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized would not occur when the uncertainty related to the variable consideration is subsequently resolved. Milestone payments that are contingent upon the achievement of events that are uncertain or not controllable, such as regulatory approvals, are generally not considered highly probable of being achieved until those approvals are received. Therefore, they are not included in the transaction price. At the end of each reporting period, the Company evaluates the probability of achievement of such milestone payments and any related constraints and, if necessary, adjusts the Company’s estimate of the overall transaction price.

Royalties

For arrangements that include sales-based royalties, including commercial milestone payments based on the level of sales, and for which the license is deemed to be the predominant item to which the royalties relate, the Company recognizes revenue at the later of the following:

1)
When the subsequent sales occur, or
2)
When the performance obligation, to which some or all of the royalty has been allocated, has been satisfied (or partially satisfied).

To date, the Company has not recognized any royalty revenue resulting from any of out-licensing arrangements.

e.
Other significant accounting policies

The accounting policies applied in these condensed consolidated financial statements are the same as those applied in the Company’s consolidated financial statements as of and for the year ended December 31, 2022.